Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summarizes Change in Capitalized Dry-Docking Activity
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2023 to December 31, 2025:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Balance at the beginning of the year	44,655	40,573	51,474
Cost incurred for dry docking	21,922	28,165	15,483
Dry-dock amortization	(21,702)	(23,182)	(25,245)
Sale of vessels	(15,381)	(901)	(1,139)
Balance at the end of the year	29,494	44,655	40,573